Commitments and Contingencies - Other Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Strategic Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	$ 318
2022	303
2023	147
2024	25
Total	793
Technology Equipment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	27
2022	5
Total	38
Structured Letter Of Credit [Member]
Commitments and Contingencies Other Details [Line Items]
LOC obligations guaranteed as of balance sheet date	$ 69	$ 69
Line Of Credit Facility Term	10 years
Maturity date of facility	Dec. 31, 2024